Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 2,176,000	$ 1,201,000
Accounts receivable, net	107,000	16,000
Restricted cash	50,000	50,000
Costs in excess of billings on uncompleted contracts		801,000
Inventory	53,000	29,000
Prepaid expenses and other current assets	91,000	46,000
Total current assets	2,477,000	2,143,000
Property and equipment, net	755,000	764,000
Intangibles, net	34,000	41,000
Deposits	27,000	28,000
Total assets	3,293,000	2,976,000
Current liabilities:
Accounts payable	612,000	419,000
Accrued expenses	456,000	266,000
Unearned revenue		701,000
Provision for contract loss		100,000
Accrued warranty expense	242,000
Derivative liabilities	402,000
Capital leases payable	19,000	8,000
Total current liabilities	1,731,000	1,494,000
Long term liabilities:
Deposits	23,000	6,000
Capital lease payable	30,000	29,000
Total liabilities	1,784,000	1,529,000
Stockholders' equity:
Preferred stock, $0.0001 par value. Authorized 50,000,000 shares; no shares issued and outstanding at December 31, 2014 and December 31, 2013
Common stock, $0.0001 par value. Authorized 200,000,000 shares; 114,106,000 and 72,554,000 shares issued and outstanding at December 31, 2014 and December 31, 2013, respectively	11,000	7,000
Additional paid in capital	19,537,000	8,945,000
Accumulated deficit	(18,039,000)	(7,505,000)
Total stockholders' equity	1,509,000	1,447,000
Total liabilities and stockholders' equity	$ 3,293,000	$ 2,976,000